CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Construction Contracts [Abstract]
Contract costs incurred to date	$ 12,189	$ 13,519
Profit recognized to date (less recognized losses)	(46)	170
Contract costs incurred and profit recognized (less recognized losses)	12,143	13,689
Less: progress billings	(12,491)	(13,990)
Contract work in progress (liability)	(348)	(301)
Comprising:
Amounts due from customers – work in progress	193	200
Amounts due to customers – creditors	(541)	(501)
Contract work in progress (liability)	$ (348)	$ (301)